Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of balance sheet and consolidated statements of Via Varejos cash flows before eliminations

Following are the balance sheet and consolidated statements of Via Varejo's cash flows before eliminations, including effects of purchase price allocation on the acquisitions of Globex and Casa Bahia:

Balance sheet (*):

05.31.2019
Assets
Current
Total current assets	9,871
Non-current
Total non-current assets	16,266
Total assets	26,137

Liabilities
Current
Total current liabilities	13,484

Non-current
Total non-current liabilities	7,375

Shareholders’ equity	5,278
Total liabilities and shareholders’ equity	26,137

(*)	Prior to elimination of GPA related party balances.

Cash flow:	05.31.2019

Cash flow provided by (used in) operating activities	(2,640)
Net cash provided by (used in) investing activities	(234)
Net cash provided by (used in) financing activities	(651)
Cash variation in the period	(3,525)

Schedule of sendas result as discontinued operation of cash flow statement and income statement

The breakdown of profit from discontinued operations presented in the consolidated income statement of the Company is as follows:

05.31.2019

Net operating revenue	10,527
Net income before income tax and social contribution	169
Income tax and social contribution	(119)

Net income for the period	50

b)	Sendas

On December 31, 2020, the Company lost control of the subsidiary Sendas (note 1.1), as a result of the spin off, Sendas' net result is presented as a discontinued operation. Below is the summary cash flow statement and income statement:

Cash flow:	12.31.2020	12.31.2019

Cash flow provided by operating activities	4,191	(5,560)
Net cash used in investing activities	(695)	(965)
Net cash used in financing activities	(1,827)	6,986
Cash variation in the year	1,669	461

Income statement	12.31.2020	12.31.2019

Net operating revenue	35,950	27,806
Net income before income tax and social contribution	1,315	1,128
Income tax and social contribution	(312)	(367)

Net income for the period	1,003	761

c)	Composition of discontinued operations

	12.31.2021	12.31.2020	12.31.2019
Net income Via Varejo	-	-	50
Net income - Sendas	-	1,003	761
Other results from discontinued operations	(3)	84	(100)
Gain on the sale of discontinued operations (note 12.4)	-	-	398
Net income from discontinued operations presented in the consolidated income statement of the Company	(3)	1,087	1,109

Attributable:
Controlling shareholders of the Company	(3)	1,087	1,077
Participation of non-controlling shareholders	-	-	32